Income Taxes - Provision for Income Taxes (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	CAD (255)	CAD (259)		CAD 429
Deferred Tax Expense (Recovery)	203	(84)		(453)
Tax Expense (Recovery) From Continuing Operations	(52)	(343)	[1]	(24)	[1]
Canada [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	(217)	(260)		441
United States [member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	CAD (38)	CAD 1		CAD (12)

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.